Dividends (Tables)	12 Months Ended
Mar. 31, 2018
Statement of changes in equity [abstract]
Dividends declared

	March 31, 2018 R’000	March 31, 2017 R’000	March 31, 2016 R’000

Dividends declared	53,268	53,026	107,254